Note 20 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
	For the years ended December 31,
	2025	2024	2023
Numerator
Net loss for the period – basic and diluted	$(133,465)	$(29,447)	$(64,666)
Gain on financial derivative liability	-	-	(6,683)
Net loss for the year ended – diluted			(71,349)
Denominator
Basic and Diluted – weighted average number of shares outstanding	32,104,582	14,256,263	10,857,737

Loss Per Share – Basic	$(4.16)	$(2.07)	$(5.96)
Loss Per Share – Diluted	$(4.16)	$(2.07)	$(5.96)